Quarterly Financial Data - Schedule of Condensed Income Statement (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 193,043	$ 188,523	$ 182,431	$ 177,318	$ 171,936	$ 160,167	$ 151,992	$ 145,750	$ 741,315	$ 629,845	$ 520,296
Gross profit	84,692	77,750	77,494	76,344	69,666	62,751	59,381	56,559	316,280	248,357	170,193
Income (loss) from operations	14,326	9,113	12,548	17,199	13,808	5,254	(1,085)	(5,499)	53,186	12,478	(63,048)
Net income (loss) attributable to Endurance International Group Holdings, Inc.	$ (9,232)	$ (15,351)	$ (2,071)	$ 884	$ (2,204)	$ (7,898)	$ (13,448)	$ (19,285)	$ (25,770)	$ (42,835)	$ (159,187)
Basic and diluted net income (loss) per share attributable to Endurance International Group Holdings, Inc.	$ (0.07)	$ (0.12)	$ (0.02)	$ 0.01	$ (0.02)	$ (0.06)	$ (0.11)	$ (0.15)	$ (0.20)	$ (0.34)	$ (1.55)